September 4, 2020

United States Securities and Exchange Commission

Disclosure Review Office 3

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549-0506

RE:	CML Variable Annuity Account B

File No. 811-01918, CIK 0000021167

Rule 30b2-1 Filing

Dear Sir or Madam:

As required by Rule 30e-2 under the Investment Company Act of 1940, as amended (1940 Act), the above referenced separate account, a unit investment trust registered under the Act, mailed to its contract owners the 2020 semiannual report for the underlying management investment company listed in the table below. This filing constitutes the filing of that report as required by Rule 30b2-1 under the 1940 Act.

The 2020 semiannual of the investment company listed below is incorporated by reference.

Investment Company	CIK
AIM Variable Insurance Funds	0000896435
(Invesco Variable Insurance Funds)

Very truly yours,

/s/ James M. Rodolakis

James M. Rodolakis

Lead Counsel, Annuity Product & Operations

Massachusetts Mutual Life Insurance Company

Massachusetts Mutual Life Insurance Company (MassMutual) and affiliates • Springfield, MA 01111-0001 • (413) 788-8411